Net Loss per Share Attributable to Common Stockholders - Calculation of basic and diluted net loss per share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to common stockholders	$ (2,547,450)	$ (1,692,062)	$ (12,091,540)	$ (9,057,163)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic	5,044,775	4,549,686	4,732,774	3,767,472
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted	5,044,775	4,549,686	4,732,774	3,767,472
Net loss per share attributable to common stockholders, basic	$ (0.50)	$ (0.37)	$ (2.55)	$ (2.40)
Net loss per share attributable to common stockholders, diluted	$ (0.50)	$ (0.37)	$ (2.55)	$ (2.40)